6. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2022
Notes
6. EXPLORATION AND EVALUATION ASSETS

6.EXPLORATION AND EVALUATION ASSETS

Morrison claims, Canada	2022	2021	2020

Balance, beginning of year	$24,880,659	$24,880,659	$24,870,119

Exploration and evaluation costs
Additions
Staking and recording	88,020
Environmental
Geological and geophysical	2,300	-	10,540
Scoping/Feasibility study
Sub-contracts and labour	24,211	-	-
Sub-contracts and labour-related parties	4,500
Travel	4,726

Total Exploration and evaluation costs for the year	$123,757	$-	$10,540

Impairment allowance (Note 2(c))	(25,004,416)	-	-

Balance, end of year	$-	$24,880,659	$24,880,659